UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2012

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         August 14, 2012

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total: 546346









A123 SYS INC            	NOTE 3.750% 4/1   03739TAA6 	           7090	              26556000	     PRN

CEMEX SAB DE CV 	        NOTE 3.250% 3/1   151290BB8            	  17877	              21000000	     PRN

COMPUCREDIT HLDGS CORP 	        NOTE 5.875%11/3   20478NAD2 	           5144	              12450000	     PRN

COMPUCREDIT HLDGS CORP 	        COM 	          20478T107 	           1044	                288518	      SH

DENDREON CORP 	                NOTE 2.875% 1/1   24823QAC1 	          12634	              18000000	     PRN

DRYSHIPS INC. 	                NOTE 5.000%12/0   262498AB4 	          25762               34725000	     PRN

DYNEGY INC DEL 	                COM 	          26817G300 	           2700	               4615937	      SH

GENERAL MTRS CO 	        W EXP 07/10/201   37045V118 	          19103	               1733266	      SH

GENERAL MTRS CO 	        W EXP 07/10/201   37045V126 	          20188	               2977616	      SH

GLOBALSTAR INC 	                NOTE 5.750% 4/0   378973AA9            	   4578	              12147000	     PRN

HARTFORD FINL SVCS GROUP INC 	W EXP 06/26/201   416515120 	          56643	               5580622	      SH

HOME INNS & HOTELS MGMT INC 	NOTE 2.000%12/1   43713WAB3 	           1575	               2000000	     PRN

HOVNANIAN ENTERPRISES INC 	UNIT 99/99/9999   44248W208 	           1625	                100000	      SH

HUMAN GENOME SCIENCES INC 	NOTE 2.250% 8/1   444903AM0 	           4229	               4200000	     PRN

HUMAN GENOME SCIENCES INC 	NOTE 3.000%11/1   444903AN8 	          20797	              17350000	     PRN

KKR FINANCIAL HLDGS LLC 	NOTE 7.500% 1/1   48248AAD0 	          36757	              27086000	     PRN

KINDER MORGAN INC DEL 	        W EXP 05/25/201   49456B119 	           4031	               1866406	      SH

LIBERTY MEDIA CORP 	        DEB 4.000%11/1 	  530715AG6 	          15868	              27900000	     PRN

LINCOLN NATL CORP IND 	        W EXP 07/10/201   534187117 	          13457	                961890	      SH

MANNKIND CORP 	                NOTE 5.750% 8/1   56400PAC6 	          10425	              19000000	     PRN

MEDICINES CO 	                COM 	          584688105 	           1991	                 86800	      SH

MEDICIS PHARMACEUTICAL CORP 	CL A NEW 	  584690309 	           1132	                 33140	      SH

MICROCHIP TECHNOLOGY INC 	SDCV 2.125%12/1   595017AB0 	          65643	              52500000	     PRN

OMNICARE INC 	                DBCV 3.250%12/1   681904AL2 	          13197	              13848000	     PRN

OMNICARE INC 	                NOTE 3.750%12/1   681904AN8 	          17326	              13125000	     PRN

OMEROS CORP 	                COM 	          682143102 	            284	                 28383	      SH

PHH CORP 	                NOTE 6.000% 6/1   693320AQ6 	          16143	              10050000	     PRN

PEABODY ENERGY CORP 	        COM 	          704549104 	           4021   	        164000	      SH

PENDRELL CORP 	                COM 	          70686R104 	            870	                791135	      SH

RAIT FINANCIAL TRUST 	        NOTE 7.000% 4/0   749227AA2 	          13113	              15009000	     PRN

RADIAN GROUP INC 	        NOTE 3.000%11/1   750236AK7 	          23081	              38500000	     PRN

ROYAL GOLD INC 	                NOTE 2.875% 6/1   780287AA6 	           3994	               3800000	     PRN

SANOFI 	                        RIGHT 12/31/2020  80105N113 	          10858	               7700599	      SH

SEALY CORP 	                SR SECD 3RD 8% 	  812139400 	           7671	                131692	      SH

SOLARFUN POWER HOLDINGS CO L 	NOTE 3.500% 1/1   83415UAB4 	           7906        	      11500000	     PRN

SUNTRUST BKS INC 	        W EXP 11/14/201   867914111 	            475	                158300	      SH

TELEPHONE & DATA SYS INC 	COM NEW 	  879433829 	          19260	                904647	      SH

THOMPSON CREEK METALS CO INC 	UNIT 99/99/9999   884768300 	           3254	                171000	      SH

UAL CORP 	                NOTE 6.000%10/1   902549AJ3 	          28942	              10000000	     PRN

USEC INC 	                NOTE 3.000%10/0   90333EAC2 	           8550	              17285000	     PRN

VERSO PAPER CORP 	        COM 	          92531L108 	           1610	               1364782	      SH

WINTRUST FINANCIAL CORP 	W EXP 12/19/201   97650W157 	           2145	                128805	      SH

YAHOO INC 	                COM 	          984332106 	           6345	                400800	      SH

ZIONS BANCORPORATION 	        W EXP 05/22/202   989701115 	           7005	               2374550	      SH






                                                                                   546346